Fair Value - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrants	$ 9,636	$ 8,422	$ 9,919	$ 4,108
Brookfield SAFE liability				50,000
AM SAFE liability	0	0	0	28,986	$ 28,271
Fair Value, Recurring
Assets:
Cash equivalents	37,370	31,665	31,397	523	516
Total assets	37,370	31,665	31,397
Liabilities:
FPA Put Option liability	38,092	26,743	44,593
Fixed Maturity Consideration	7,020	6,737	6,967
Warrants				2,119	1,145
Brookfield SAFE liability	23,350	34,150	19,400	50,000
AM SAFE liability				28,986	28,271
Total liabilities	78,097	76,052	80,879	83,094	31,145
Fair Value, Recurring | AM SAFE warrant
Liabilities:
Warrants				1,989	1,729
Fair Value, Recurring | Shortfall Warrants
Liabilities:
Warrants			5,104
Fair Value, Recurring | Private placement warrants
Liabilities:
Warrants	5,060	5,347	2,626
Fair Value, Recurring | Public warrants
Liabilities:
Warrants	4,575	3,075	2,189
Fair Value, Recurring | Level 1
Assets:
Cash equivalents	37,370	31,665	31,397	523	516
Total assets	37,370	31,665	31,397
Liabilities:
FPA Put Option liability	0	0	0
Fixed Maturity Consideration	0	0	0
Warrants				0	0
Brookfield SAFE liability	0	0	0	0
AM SAFE liability				0	0
Total liabilities	4,575	3,075	2,189	0	0
Fair Value, Recurring | Level 1 | AM SAFE warrant
Liabilities:
Warrants				0	0
Fair Value, Recurring | Level 1 | Shortfall Warrants
Liabilities:
Warrants			0
Fair Value, Recurring | Level 1 | Private placement warrants
Liabilities:
Warrants	0	0	0
Fair Value, Recurring | Level 1 | Public warrants
Liabilities:
Warrants	4,575	3,075	2,189
Fair Value, Recurring | Level 2
Assets:
Cash equivalents	0	0	0	0	0
Total assets	0	0	0
Liabilities:
FPA Put Option liability	0	0	0
Fixed Maturity Consideration	0	0	0
Warrants				0	0
Brookfield SAFE liability	0	0	0	0
AM SAFE liability				0	0
Total liabilities	0	0	0	0	0
Fair Value, Recurring | Level 2 | AM SAFE warrant
Liabilities:
Warrants				0	0
Fair Value, Recurring | Level 2 | Shortfall Warrants
Liabilities:
Warrants			0
Fair Value, Recurring | Level 2 | Private placement warrants
Liabilities:
Warrants	0	0	0
Fair Value, Recurring | Level 2 | Public warrants
Liabilities:
Warrants	0	0	0
Fair Value, Recurring | Level 3
Assets:
Cash equivalents	0	0	0	0	0
Total assets	0	0	0
Liabilities:
FPA Put Option liability	38,092	26,743	44,593
Fixed Maturity Consideration	7,020	6,737	6,967
Warrants				2,119	1,145
Brookfield SAFE liability	23,350	34,150	19,400	50,000
AM SAFE liability				28,986	28,271
Total liabilities	73,522	72,977	78,690	83,094	31,145
Fair Value, Recurring | Level 3 | AM SAFE warrant
Liabilities:
Warrants				$ 1,989	$ 1,729
Fair Value, Recurring | Level 3 | Shortfall Warrants
Liabilities:
Warrants			5,104
Fair Value, Recurring | Level 3 | Private placement warrants
Liabilities:
Warrants	5,060	5,347	2,626
Fair Value, Recurring | Level 3 | Public warrants
Liabilities:
Warrants	$ 0	$ 0	$ 0